Supplemental Cash Flow Information - Schedule of Non-Cash Investing Activities (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Non-Cash Investing Activities [Abstract]
Satellites, property and other equipment	$ 73,407	$ 120,624